Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the SPS Commerce, Inc. 401(k) Retirement Savings Plan (the “Plan”) is provided for general informational purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General
The Plan, established on December 20, 1995, is a defined contribution plan subject to the provisions of ERISA and was most recently restated on May 1, 2024 when the Plan adopted the Fidelity Pre-Approved Defined Contribution Plan document. SPS Commerce, Inc. is the Plan administrator and sponsor (further referred to herein as the “Company,” “Plan Administrator,” or “Plan Sponsor”).
In May 2025, and in connection with the Company’s prior acquisition of all of the outstanding equity ownership interests of SupplyPike, Inc. (“SupplyPike”), the Company transferred the net assets from the defined contribution retirement plan that SupplyPike's eligible employees were participating in (the “SupplyPike Plan”) into the Plan. Total net assets transferred into the Plan were $5.9 million. Participants in the SupplyPike Plan became eligible in the Plan in January 2025.

Eligibility
All regular employees, upon attaining age 21, may become participants in the Plan on the first day of each Plan month for both participant deferrals and Company matching contributions. Additionally, participants are eligible to receive Company discretionary nonelective contributions on the first day of the month following one year of eligible service if they are employed as of the last day of the plan year.

Funding Policy
Pretax and Roth contributions made pursuant to participant election deferrals are permitted in whole percentages from 1% to 80% of the participant’s compensation, subject to limits established by law. Participants who will be age 50 or older by the end of the Plan year are permitted to make catch-up contributions. Participants may also make rollover contributions to the Plan from other qualified plans.
The Company matches half of the participant’s elective deferrals, up to the first 6% of the participant’s pre-tax compensation for each pay period. Half of the match is in Company stock, which is purchased in the open market by Fidelity Management Trust Company (“Fidelity”) and immediately deposited into the participant’s 401(k) account. The other half of the match is allocated in the same manner as the participant investment election(s).
The Company may make discretionary nonelective contributions at the discretion of the Company’s Board of Directors. No discretionary employer contributions were made during the year ended December 31, 2025.

Participants’ 401(k) Accounts
Participants’ accounts are credited with their contributions, employer matching contributions, discretionary employer contributions, earnings or losses thereon, and charged with an allocation of administrative expenses. Expense allocations are either pro-rata to each participant or based on each participant’s account balance, as defined by the Plan. The benefit to which a participant is entitled is the benefit which can be provided from the participant’s vested account.

Vesting
Each participant is fully vested in the portion of the participant’s account that relates to participant contributions and earnings thereon. Vesting in the employer matching and discretionary nonelective contribution portions of participant accounts, plus actual earnings thereon, is based on hire date and years of vesting service, as defined in the Plan document as follows:

Hire Date and Years of Service	Vesting Percentage
Hire date prior to January 1, 2018
immediately	100%
Hire date January 1, 2018 or after
less than two years of service	0%
two years or more of service	100%

Plan participants from defined contribution retirement plans merged into the Plan are generally fully vested in all balances transferred into the Plan. All contributions made after entering the Plan follow normal Plan vesting terms, as noted above.
Forfeitures
Upon a participant’s termination, the unvested portion of the participant’s employer account is forfeited. Forfeitures remain in the Plan and are used to pay administrative expenses. Any remaining amounts are used to reduce future employer contributions payable under the Plan.

Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $1,000 and a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Note terms range from one to five years and are secured by the balance in the participant’s account. A participant may have longer payment terms as determined by the Plan Administrator if the note is for the purchase of a principal residence. Participant notes receivable bear fixed interest based on the prevailing interest rates charged by other lending institutions for loans which would be made under similar circumstances. Principal and interest are paid ratably through payroll deductions for active participants. A participant may only have one outstanding loan at one time.

Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants shall be 100% vested in their accounts.

Benefits Paid to Participants
Upon termination of service due to death, disability, retirement, termination of employment, or other reasons as defined in the Plan, the participant may elect to receive an amount equal to the value of the participant’s vested interest in his or her account in the form of a lump-sum amount, in approximately equal installment payments, or rollover the entire vested portion to a qualified plan, depending on the participant’s account balance.
If the vested account balance does not exceed $1,000, a lump-sum distribution will be made. If the value of a separated participant’s vested balance is between $1,000 and $5,000, the Plan requires the vested balance to be transferred to an individual qualified retirement account. If the vested balance exceeds $5,000, a participant may elect to keep the vested account balance in the Plan, receive a lump-sum distribution, or rollover the entire vested portion to a qualified plan.
Participants are permitted withdrawals from their Plan accounts for financial hardships or upon attainment of age 59 1/2. Hardship withdrawals must be approved by the Plan Administrator.

Investment Options
Except for the Company stock portion of the Company matching contribution, all Plan investments are participant directed. Participants may direct the investment of their account balance into various funds and may transfer assets in their accounts between funds on a daily basis, including the Company stock portion of the Company matching contribution.